OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Government authorities	$ 27	$ 32
Prepaid expenses	175	27
Lease deposits		29
Others	34	13
Total	$ 236	$ 101